SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)																1 Months Ended
	Jun. 30, 2023	Dec. 22, 2022	Nov. 14, 2022	Nov. 09, 2022	Oct. 20, 2022	Sep. 20, 2022	Sep. 09, 2022	Jun. 22, 2022	Jun. 01, 2022	May 10, 2022	Apr. 28, 2022	Mar. 23, 2022	Sep. 17, 2020	Jun. 23, 2020	Jan. 28, 2020	Aug. 31, 2022	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Convertible notes payable	$ 3,051,516																$ 2,279,316		$ 700,816	$ 616,500
Original issue discount	(59,926)																(74,502)		(53,614)
Beneficial conversion feature	(232,663)																(175,275)
Debt discount	(128,646)																(392,883)
Total convertible notes payable	2,630,281																1,636,656		647,202
Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Convertible notes payable	457,380														$ 457,380		457,380		457,380	385,000
Debt instrument interest rate															0.00%
Debt instrument maturity date															Oct. 20, 2022
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable	60,500													$ 60,500			60,500		60,500	50,000
Debt instrument interest rate														0.00%
Debt instrument maturity date														Oct. 20, 2022
Convertible Promissory Note Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable	182,936												$ 182,936				182,936		182,936	181,500
Debt instrument interest rate													0.00%
Debt instrument maturity date													Oct. 20, 2022
Convertible Promissory Note Four [Member]
Short-Term Debt [Line Items]
Convertible notes payable	220,000											$ 220,000					220,000
Debt instrument interest rate												0.00%
Debt instrument maturity date												Mar. 23, 2023
Convertible Promissory Note Five [Member]
Short-Term Debt [Line Items]
Convertible notes payable	110,000										$ 110,000						110,000
Debt instrument interest rate											0.00%
Debt instrument maturity date											Apr. 28, 2023
Convertible Promissory Note Six [Member]
Short-Term Debt [Line Items]
Convertible notes payable	110,000									$ 110,000							110,000
Debt instrument interest rate										0.00%
Debt instrument maturity date										May 10, 2023
Convertible Promissory Note Seven [Member]
Short-Term Debt [Line Items]
Convertible notes payable	55,000								$ 55,000								55,000
Debt instrument interest rate									0.00%
Debt instrument maturity date									Jun. 01, 2023
Convertible Promissory Note Eight [Member]
Short-Term Debt [Line Items]
Convertible notes payable	82,500							$ 82,500									82,500
Debt instrument interest rate								0.00%
Debt instrument maturity date								Jun. 22, 2023
Convertible Promissory Note Nine [Member]
Short-Term Debt [Line Items]
Convertible notes payable	324,500																341,000	$ 341,000
Debt instrument interest rate																		0.00%
Convertible Promissory Note Ten [Member]
Short-Term Debt [Line Items]
Convertible notes payable	110,000															$ 110,000	110,000
Debt instrument interest rate																0.00%
Debt instrument maturity date																Aug. 31, 2023
Convertible Promissory Note Eleven [Member]
Short-Term Debt [Line Items]
Convertible notes payable	82,500						$ 82,500										82,500
Debt instrument interest rate							0.00%
Debt instrument maturity date							Sep. 09, 2023
Convertible Promissory Note Twelve [Member]
Short-Term Debt [Line Items]
Convertible notes payable	110,000					$ 110,000											110,000
Debt instrument interest rate						0.00%
Debt instrument maturity date						Sep. 20, 2023
Convertible Promissory Note Thirteen [Member]
Short-Term Debt [Line Items]
Convertible notes payable	110,000				$ 110,000												110,000
Debt instrument interest rate					0.00%
Debt instrument maturity date					Oct. 20, 2023
Convertible Promissory Note Fourteen [Member]
Short-Term Debt [Line Items]
Convertible notes payable	82,500			$ 82,500													82,500
Debt instrument interest rate				0.00%
Debt instrument maturity date				Nov. 09, 2023
Convertible Promissory Note Fifteen [Member]
Short-Term Debt [Line Items]
Convertible notes payable	55,000		$ 55,000														55,000
Debt instrument interest rate			0.00%
Debt instrument maturity date			Nov. 14, 2023
Convertible Promissory Note Sixteen [Member]
Short-Term Debt [Line Items]
Convertible notes payable	110,000	$ 110,000															110,000
Debt instrument interest rate		0.00%
Debt instrument maturity date		Dec. 22, 2023
Convertible Promissory Note Seventeenth [Member]
Short-Term Debt [Line Items]
Convertible notes payable	$ 788,700
Debt instrument interest rate	0.00%
Debt instrument maturity date	Mar. 27, 2024